Share based payment - Schedule of Movement of Options Outstanding under the share based payment schemes (Detail) Unit_pure in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share Based Payment Arrangements [Line Items]
Outstanding at the beginning of the year	18	19	21
Granted during the year	1	1	1
Forfeited during the year	0	(2)	0
Repurchase during the year	(3)
Exercised during the year			(3)
Outstanding at the end of the year	16	18	19
Exercisable at the end of the year	8	9	9